Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2017
Land use rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	49 years
Land use rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	45 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years